Impairment of assets - Disclosure of impairment loss and reversal of impairment loss (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Operating segments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	$ 71.6
Impairment loss,closing	64.2
Operating segments [member] | Defence And Security [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	0.0
Impairment loss,closing	3.8
Operating segments [member] | Executive Aviation [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	71.6
Impairment loss,closing	60.4
Allocation of impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	71.6
Impairment loss,closing	64.2
Allocation of impairment losses [member] | Internally generated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	55.7
Impairment loss,closing	51.4
Allocation of impairment losses [member] | Machinery and equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	14.1
Impairment loss,closing	11.3
Allocation of impairment losses [member] | Tooling [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	1.8
Impairment loss,closing	1.5
Individual assets or cash-generating units [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	71.6
Additions	101.9
Reversal	(106.1)
Amortization	(3.2)
Impairment loss,closing	64.2
Individual assets or cash-generating units [member] | E2 Platform [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	0.0
Additions	91.1
Reversal	(90.2)
Amortization	(0.9)
Individual assets or cash-generating units [member] | Mid-Size / Super Mid-Size Platform [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss,opening	71.6
Additions	7.0
Reversal	(15.9)
Amortization	(2.3)
Impairment loss,closing	60.4
Individual assets or cash-generating units [member] | Satellites [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Additions	3.8
Impairment loss,closing	$ 3.8